Guarantor Financial Information	12 Months Ended
Dec. 31, 2018
Supplemental Guarantor Financial Information [Abstract]
Guarantor Financial Information

19.     Guarantor financial information:

The Fairfax Notes are guaranteed by the following wholly owned subsidiaries of the Company, each a “Guarantor”:

•	Seaspan 140 Ltd.
•	Seaspan Holding 140 Ltd.
•	Seaspan (Asia) Corporation
•	Seaspan Containership 2180 Ltd.
•	Seaspan Containership 2181 Ltd.
•	Seaspan Holdco I Ltd.
•	Seaspan Holdco II Ltd.
•	Seaspan Holdco III Ltd.
•	Seaspan Holdco IV Ltd.
•	Seaspan Investment I Ltd.
•	Seaspan Ship Management Ltd.
•	Seaspan Crew Management Ltd.
•	Seaspan Management Services Limited
•	Seaspan Advisory Services Limited

The guarantees are full and unconditional and joint and several, subject to certain customary release provisions including (1) the sale, exchange or transfer of a Guarantor in accordance with the terms of the Fairfax Notes (2) upon the legal defeasance or covenant defeasance or discharge of obligations under the Fairfax Notes and (3) merger or consolidation of a Guarantor with Seaspan Corporation or another Guarantor   For the purposes of the following footnote, Seaspan Corporation is referred to as “Issuer”.  The following supplemental combining and condensed consolidating financial information reflects the Issuer’s separate account, the combined accounts of the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries, the combining and consolidating adjustments and eliminations and the Issuer’s consolidated accounts for the dates and periods indicated.  For purposes of the following combining and consolidating information, the Issuer’s investment in its subsidiaries and the Guarantor subsidiaries’ investments in their subsidiaries include their proportionate interest in the net assets of the subsidiaries.

The following tables present consolidating financial information related to the guarantees of the Fairfax Notes:

	December 31, 2018
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$218,903	$32,017	$106,407	$—	$357,327
Short-term investments	—	105	2,427	—	2,532
Accounts receivable	1,926	7,707	3,368	—	13,001
Intercompany accounts receivable	169,170	65,173	2,176	(236,519)	—
Loans to affiliate	36,527	—	—	(36,527)	—
Prepaid expenses and other	24,045	33,388	1,174	(22,088)	36,519
Gross investment in lease	44,348	—	—	—	44,348
Fair value of financial instruments	—	—	113	—	113
	494,919	138,390	115,665	(295,134)	453,840
Vessels	3,813,906	294,305	1,818,786	(723)	5,926,274
Gross investment in lease	817,631	—	—	—	817,631
Goodwill	—	75,321	—	—	75,321
Investment in subsidiaries	951,062	577,305	—	(1,528,367)	—
Other assets	100,264	18,978	96,168	(10,479)	204,931
	$6,177,782	$1,104,299	$2,030,619	$(1,834,703)	$7,477,997
Liabilities, puttable preferred shares and shareholders' equity
Current liabilities:
Accounts payable and accrued liabilities	$29,443	$38,620	$2,148	$—	$70,211
Intercompany accounts payable	48,942	38,499	149,078	(236,519)	—
Loans from affiliate	—	—	36,527	(36,527)	—
Current portion of deferred revenue	51,191	20,985	4,724	(20,985)	55,915
Current portion of long-term debt	619,839	—	102,802	—	722,641
Current portion of long-term obligations under capital lease	32,050	16,334	—	—	48,384
Current portion of other long-term liabilities	23,594	—	8,649	—	32,243
	805,059	114,438	303,928	(294,031)	929,394
Deferred revenue	376,884	—	—	—	376,884
Long-term debt	1,732,110	—	1,032,790	—	2,764,900
Long-term obligations under capital lease	459,520	131,852	—	—	591,372
Other long-term liabilities	169,934	15,530	6,433	(11,740)	180,157
Fair value of financial instruments	126,157	—	1,015	—	127,172
	3,669,664	261,820	1,344,166	(305,771)	4,969,879

Puttable preferred shares	48,139	—	—	—	48,139

Shareholders’ equity:
Share capital	2,102	436,669	526,532	(963,201)	2,102
Treasury shares	(371)	—	—	—	(371)
Additional paid in capital	3,126,457	233,739	116,127	(349,866)	3,126,457
Retained earnings (deficit)	(645,638)	172,071	43,794	(215,865)	(645,638)
Accumulated other comprehensive loss	(22,571)	—	—	—	(22,571)
	2,459,979	842,479	686,453	(1,528,932)	2,459,979
	$6,177,782	$1,104,299	$2,030,619	$(1,834,703)	$7,477,997

	December 31, 2017
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$146,328	$77,712	$29,136	$—	$253,176
Short-term investments	—	104	—	—	104
Accounts receivable	37,303	25,347	—	(50,972)	11,678
Loans to affiliate	36,100	—	—	—	36,100
Prepaid expenses and other	29,037	30,348	938	(15,454)	44,869
Gross investment in lease	35,478	—	—	—	35,478
	284,246	133,511	30,074	(66,426)	381,405
Vessels	3,918,672	286,342	332,202	—	4,537,216
Gross investment in lease	687,896	—	—	—	687,896
Goodwill	—	75,321	—	—	75,321
Intercompany accounts receivable (payable)	(11,594)	11,189	405	—	—
Investment in subsidiaries	474,713	59,902	—	(534,615)	—
Other assets	116,154	81,463	9,104	(10,417)	196,304
	$5,470,087	$647,728	$371,785	$(611,458)	$5,878,142
Liabilities and shareholders' equity
Current liabilities:
Accounts payable and accrued liabilities	$35,307	$75,125	$2,789	$(50,001)	$63,220
Current portion of deferred revenue	54,578	16,104	140	(15,455)	55,367
Current portion of long-term debt	239,858	—	17,942	—	257,800
Current portion of long-term obligations under capital lease	28,534	15,378	—	—	43,912
Current portion of other long-term liabilities	23,635	—	—	—	23,635
	381,912	106,607	20,871	(65,456)	443,934
Deferred revenue	327,641	1,040	—	—	328,681
Long-term debt	2,001,504	—	191,329	—	2,192,833
Long-term obligations under capital lease	445,279	149,737	—	—	595,016
Other long-term liabilities	195,459	15,273	—	(11,346)	199,386
Fair value of financial instruments	168,860	—	—	—	168,860
	3,520,655	272,657	212,200	(76,802)	3,928,710

Shareholders’ equity:
Share capital	1,646	41,789	33,299	(75,088)	1,646
Treasury shares	(377)	—	—	—	(377)
Additional paid in capital	2,752,988	233,739	109,488	(343,227)	2,752,988
Retained earnings (deficit)	(781,137)	99,543	16,798	(116,341)	(781,137)
Accumulated other comprehensive loss	(23,688)	—	—	—	(23,688)
	1,949,432	375,071	159,585	(534,656)	1,949,432
	$5,470,087	$647,728	$371,785	$(611,458)	$5,878,142

	Year ended December 31, 2018
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$876,894	$266,906	$234,660	$(282,129)	$1,096,331
Operating expenses:
Ship operating	243,311	191,151	42,627	(257,819)	219,270
Depreciation and amortization	181,397	13,846	50,558	—	245,801
General and administrative	33,327	21,586	962	(24,310)	31,565
Operating leases	111,008	5,501	13,238	—	129,747
	569,043	232,084	107,385	(282,129)	626,383
Operating earnings	307,851	34,822	127,275	—	469,948
Other expenses (income):
Interest expense and amortization of deferred financing fees	149,696	8,514	54,200	(345)	212,065
Interest income	(3,812)	(429)	(301)	345	(4,197)
Acquisition related gain on contract settlement	—	(2,430)	—	—	(2,430)
Change in fair value of financial instruments	(15,720)	91	139	—	(15,490)
Equity income on consolidated subsidiaries	(102,650)	(68,582)	—	171,232	—
Equity income on investment	—	(1,216)	—	—	(1,216)
Other expense (income)	1,539	797	82	—	2,418
	29,053	(63,255)	54,120	171,232	191,150
Net earnings (loss)	$278,798	$98,077	$73,155	$(171,232)	$278,798

	Year ended December 31, 2018
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net earnings (loss)	$278,798	$98,077	$73,155	$(171,232)	$278,798
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	1,117	—	—	—	1,117
Comprehensive income (loss)	$279,915	$98,077	$73,155	$(171,232)	$279,915

	Year ended December 31, 2017
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$797,317	$237,056	$45,086	$(248,135)	$831,324
Operating expenses:
Ship operating	211,966	180,349	10,864	(219,263)	183,916
Cost of services, supervision fees	—	1,300	—	—	1,300
Depreciation and amortization	173,464	13,317	13,157	—	199,938
General and administrative	52,742	16,115	106	(28,872)	40,091
Operating leases	98,175	5,046	12,323	—	115,544
Gain on disposals	(1)	(13,603)	—	—	(13,604)
Expenses related to customer bankruptcy	472	—	541	—	1,013
Vessel impairments	—	—	—	—	—
	536,818	202,524	36,991	(248,135)	528,198
Operating earnings	260,499	34,532	8,095	—	303,126
Other expenses (income):
Interest expense and amortization of deferred financing fees	97,762	7,795	10,832	—	116,389
Interest income	(4,146)	(412)	—	—	(4,558)
Change in fair value of financial instruments	11,894	737	—	—	12,631
Equity income on investment	(29,013)	(12,761)	—	35,939	(5,835)
Other expense	8,765	497	—	—	9,262
	85,262	(4,144)	10,832	35,939	127,889
Net earnings (loss)	$175,237	$38,676	$(2,737)	$(35,939)	$175,237

	Year ended December 31, 2017
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net earnings (loss)	$175,237	$38,676	$(2,737)	$(35,939)	$175,237
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash low hedging instruments	2,859	—	—	—	2,859
Comprehensive income (loss)	$178,096	$38,676	$(2,737)	$(35,939)	$178,096

	Year ended December 31, 2016
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$835,851	$250,606	$50,969	$(259,521)	$877,905
Operating expenses:
Ship operating	229,439	185,750	9,967	(232,829)	192,327
Cost of services, supervision fees	—	7,390	—	—	7,390
Depreciation and amortization	188,816	14,172	13,110	—	216,098
General and administrative	42,507	16,189	114	(26,692)	32,118
Operating leases	74,175	4,780	6,955	—	85,910
Loss on disposals	31,876	—	—	—	31,876
Expenses related to customer bankruptcy	7,342	—	12,390	—	19,732
Vessel impairments	285,195	—	—	—	285,195
	859,350	228,281	42,536	(259,521)	870,646
Operating earnings (loss)	(23,499)	22,325	8,433	—	7,259
Other expenses (income):
Interest expense and amortization of deferred financing fees	101,009	7,583	11,290	—	119,882
Interest income	(8,273)	(179)	(3)	—	(8,455)
Refinancing expenses	1,962	—	—	—	1,962
Change in fair value of financial instruments	28,616	502	—	—	29,118
Equity income on investment	(11,176)	(5,500)	—	16,488	(188)
Other expense (income)	3,402	578	—	(1)	3,979
	115,540	2,984	11,287	16,487	146,298
Net earnings (loss)	$(139,039)	$19,341	$(2,854)	$(16,487)	$(139,039)

	Year ended December 31, 2016
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net earnings (loss)	$(139,039)	$19,341	$(2,854)	$(16,487)	$(139,039)
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	4,373	—	—	—	4,373
Comprehensive income (loss)	$(134,666)	$19,341	$(2,854)	$(16,487)	$(134,666)

	Year ended December 31, 2018
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash from (used in) operating activities	$223,936	$19,832	$275,083	$(35,000)	$483,851
Financing activities:
Common shares issued, net of issuance costs	—	—	—	—	—
Preferred shares issued, net of issuance costs	144,375	—	—	—	144,375
Draws on credit facilities	205,600	—	120,000	—	325,600
Repayment of credit facilities	(242,220)	—	(227,442)	—	(469,662)
2025 Notes and 2018 Warrants issued	250,000	—	—	—	250,000
Senior unsecured notes repurchased, including Related expenses	(17,529)	—	—	—	(17,529)
Draws on long-term obligations under capital lease	46,964	—	—	—	46,964
Repayment on long-term obligations under capital lease	(30,504)	(17,636)	—	—	(48,140)
Preferred shares redeemed, including related expenses	(143,430)	—	—	—	(143,430)
Proceeds from exercise of 2018 Warrants	250,000	—	—	—	250,000
Financing fees	(10,057)	—	(6,065)	—	(16,122)
Intercompany dividends paid	—	(23,800)	(12,300)	36,100	—
Dividends on common shares	(49,937)	—	—	—	(49,937)
Dividends on preferred shares	(65,765)	—	—	—	(65,765)
Cash from (used in) financing activities	337,497	(41,436)	(125,807)	36,100	206,354
Investing activities:
Expenditures for vessels	(157,268)	(20,003)	(141,469)	—	(318,740)
Short-term investments	—	(1)	(2,427)	—	(2,428)
Other assets	891	(4,078)	1,770	—	(1,417)
Intercompany dividends received	1,100	—	—	(1,100)	—
Acquisition of GCI	(333,581)	—	—	—	(333,581)
Cash acquired from GCI	—	—	70,121	—	70,121
Cash used in investing activities	(488,858)	(24,082)	(72,005)	(1,100)	(586,045)
Increase (decrease) in cash and cash equivalents	72,575	(45,686)	77,271	—	104,160
Cash, cash equivalents and restricted cash, beginning of period	146,328	85,600	35,308	—	267,236
Cash, cash equivalents and restricted cash, end of period	$218,903	$39,914	$112,579	$—	$371,396

	Year ended December 31, 2017
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash from (used in) operating activities	$315,803	$10,891	$(8,257)	$4,782	$323,219
Financing activities:
Common shares issued, net of issuance costs	118,966	—	—	—	118,966
Preferred shares issued, net of issuance costs	2,690	—	—	—	2,690
Repayment of credit facilities	(430,271)	—	(24,734)	—	(455,005)
Draws on long-term obligations under capital lease	176,254	—	—	—	176,254
Repayment on long-term obligations under capital lease	(9,649)	(16,549)	—	—	(26,198)
Senior unsecured notes issued	80,000	—	—	—	80,000
Senior unsecured notes repurchased, including related expenses	(7,075)	—	—	—	(7,075)
Proceeds from sale-leaseback of vessels	90,753	—	—	—	90,753
Financing fees	(9,840)	832	784	(2)	(8,226)
Dividends on common shares	(61,830)	(4,950)	—	4,950	(61,830)
Dividends on preferred shares	(64,416)	—	—	—	(64,416)
Advances from related parties	—	6,667	41,510	(48,177)	—
Cash from (used in) financing activities	(114,418)	(14,000)	17,560	(43,229)	(154,087)
Investing activities:
Expenditures for vessels	(329,328)	(7,076)	(2,114)	—	(338,518)
Short-term investments	—	307	—	—	307
Net proceeds from vessel disposals	—	37,091	—	—	37,091
Other assets	2,782	(5,365)	(7)	206	(2,384)
Loans to affiliate	27,376	(2,778)	—	(4,950)	19,648
Capital contribution in subsidiary	(43,188)	(3)	—	43,191	—
Cash used in investing activities	(342,358)	22,176	(2,121)	38,447	(283,856)
Increase (decrease) in cash and cash equivalents	(140,973)	19,067	7,182	—	(114,724)
Cash, cash equivalents and restricted cash, beginning of period	287,301	66,533	28,126	—	381,960
Cash, cash equivalents and restricted cash, end of period	$146,328	$85,600	$35,308	$—	$267,236
	Year ended December 31, 2016
	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash from (used in) operating activities	$268,780	$45,017	$33,711	$(36,421)	$311,087
Financing activities:
Common shares issued, net of issuance costs	95,978	—	—	—	95,978
Preferred shares issued, net of issuance costs	541,694	—	—	—	541,694
Draws on credit facilities	220,485	—	—	—	220,485
Repayment of credit facilities	(673,128)	—	(31,162)	(1)	(704,291)
Draws on long-term obligations under capital lease	180,750	—	—	—	180,750
Repayment on long-term obligations under capital lease	(9,182)	(15,550)	—	(1)	(24,733)
Proceeds from sale-leaseback of vessels	354,000	—	—	—	354,000
Common shares repurchased, including related expenses	(8,269)	—	—	—	(8,269)
Preferred shares repurchased, including related expenses	(333,074)	—	—	—	(333,074)
Financing fees	(14,912)	975	945	—	(12,992)
Dividends on common shares	(148,555)	(23,100)	(19,366)	42,465	(148,556)
Dividends on preferred shares	(54,085)	—	—	—	(54,085)
Cash from (used in) financing activities	151,702	(37,675)	(49,583)	42,463	106,907
Investing activities:
Expenditures for vessels	(324,962)	(17,891)	(699)	—	(343,552)
Short-term investments	7	2,997	—	—	3,004
Net proceeds from vessel disposals	12,078	—	—	—	12,078
Proceeds from sale of leased vessels	20,000	—	—	—	20,000
Other assets	3,678	(4,896)	583	(6,042)	(6,677)
Loans to affiliate	49,735	—	—	—	49,735
Advances to related parties	(30,466)	(12,000)	—	42,466	—
Dividend recevied from subsidary	30,466	12,000	—	(42,466)	—
Cash used in investing activities	(239,464)	(19,790)	(116)	(6,042)	(265,412)
Increase (decrease) in cash and cash equivalents	181,018	(12,448)	(15,988)	—	152,582
Cash, cash equivalents and restricted cash, beginning of period	106,283	78,981	44,114	—	229,378
Cash, cash equivalents and restricted cash, end of period	$287,301	$66,533	$28,126	$—	$381,960